Condensed Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Begining balance at Mar. 31, 2018		$ 17	[1]	$ 237,033	$ (237,050)
Begining balance, shares at Mar. 31, 2018		16,600	[1]
Net loss			[1]		(270)	(270)
Ending balance at Mar. 31, 2019		$ 17	[1]	237,033	(237,320)	(270)
Ending balance, shares at Mar. 31, 2019		16,600	[1]
Series A Preferred Stock issued in settlement of debt	$ 300		[1]	7,267		7,567
Series A Preferred Stock issued in settlement of debt, shares	300,000		[1]
Debt forgiveness by related party			[1]	1,737		1,737
Net loss			[1]		(9,034)	(9,034)
Ending balance at Sep. 30, 2019	$ 300	$ 17	[1]	246,037	(246,354)
Ending balance, shares at Sep. 30, 2019	300,000	16,600	[1]
Begining balance at Mar. 31, 2019		$ 17	[1]	237,033	(237,320)	(270)
Begining balance, shares at Mar. 31, 2019		16,600	[1]
Sale of common stock		$ 2	[1]	124,998		125,000
Sale of common stock, shares		2,500	[1]
Series A Preferred Stock issued in settlement of debt	$ 300		[1]	7,267		7,567
Series A Preferred Stock issued in settlement of debt, shares	300,000		[1]
Debt forgiveness by related party			[1]	1,737		1,737
Net loss			[1]		(95,774)	(95,774)
Ending balance at Mar. 31, 2020	$ 300	$ 19	[1]	371,035	(333,094)	38,260
Ending balance, shares at Mar. 31, 2020	300,000	19,100	[1]
Sale of common stock		$ 401	[1]	229,599		230,000
Sale of common stock, shares		400,600	[1]
Conversion of convertible preferred stock into common stock	$ (8)	$ 8,000		(7,992)
Conversion of convertible preferred stock into common stock, shares	(8,000)	8,000,000
Net loss			[1]		(80,555)	(80,555)
Ending balance at Sep. 30, 2020	$ 292	$ 8,420	[1]	$ 592,642	$ (413,649)	$ 187,705
Ending balance, shares at Sep. 30, 2020	292,000	8,419,700	[1]

[1]	Common stock adjusted to reflect 1:100 reverse stock splits effectuated on October 15, 2019 and June 30, 2020, respectively.